Other Receivables - Finance Lease Receivables (Detail) - Lease receivables [member] - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of finance lease and operating lease by lessor [line items]
Undiscounted finance lease payments to be received	₩ 102,942	₩ 102,076
Pohang University of Science and Technology [member]
Disclosure of finance lease and operating lease by lessor [line items]
Undiscounted finance lease payments to be received	7,586	7,738
Korea Business Angels Association [member]
Disclosure of finance lease and operating lease by lessor [line items]
Undiscounted finance lease payments to be received	2,339	2,621
HEUNG-A SHIPPING CO., LTD., HEUNG-A LINE CO., LTD. [member]
Disclosure of finance lease and operating lease by lessor [line items]
Undiscounted finance lease payments to be received	50,429	88,573
Executive Offshore, PT Wintermar, COHC, Myanma Port Authority [member]
Disclosure of finance lease and operating lease by lessor [line items]
Undiscounted finance lease payments to be received	₩ 42,588	₩ 3,144